LEASES - Unsecured residual value (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
LEASES
Unsecured residual value	$ 72,862	$ 64,647
Technological equipment
LEASES
Unsecured residual value	37,139	31,761
Vehicles
LEASES
Unsecured residual value	23,912	21,578
Machinery and equipment
LEASES
Unsecured residual value	11,683	11,170
Furniture and fixtures
LEASES
Unsecured residual value	$ 128	$ 138